Expense Example - Nationwide Mid Cap Market Index Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	640	782	936	1,383	238	433	749	1,645	101	317	551	1,224	28	89	156	355	43	137	240	541